Basis of presentation and summary of significant accounting policies- Additional Information (Detail) - USD ($)	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022
Accounting Policies [Line Items]
Cash current	$ 31,000,000.0		$ 41,300,000
Accounts receivable reserves recorded amount	$ 0		$ 0
Antidilutive securities excluded from the computation of earnings per share	6,590,665	4,155,125
Kantaro Bio Sciences LLC Member
Accounting Policies [Line Items]
Performance of the contract liability	$ 10,000.00	$ 60,000.00
Equity method investment ownership percentage	25.00%		25.00%
Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Estimated useful life	10 years
Share-based Payment Arrangement, Option [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share	4,519,401	4,155,125